ESG Managers Growth Portfolio
ESG Managers Growth Portfolio
Investment Objective
The Growth Portfolio's investment objective is to seek long-term capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Growth Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses ESG Managers Growth Portfolio		Class A	Institutional Class	Class C
Management Fee		0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none	1.00%
Other Expenses		2.04%	2.04%	2.04%
Acquired Fund Fees and Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		3.45%	3.20%	4.20%
Contractual Reimbursements	[2]	(1.84%)	(1.84%)	(1.84%)
Net Annual Fund Operating Expenses		1.61%	1.36%	2.36%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.44%, 1.19% and 2.19%. This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Growth Portfolio (USD $)	1 year	3 year	5 year	10 year
Class A	705	1,216	1,935	3,832
Institutional Class	138	629	1,341	3,228
Class C	339	929	1,828	4,140

Expense Example No Redemption (USD $)	1 year	3 year	5 year	10 year
ESG Managers Growth Portfolio Class C	239	929	1,828	4,140

Portfolio Turnover

The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth Portfolio's performance. During the Growth Portfolio's most recent fiscal year, the Growth Portfolio's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) almost all of its total assets in equity securities (e.g., stocks), although it may invest a small portion (generally less than 10%) of its total assets in fixed income securities. The Growth Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Growth Portfolio. Morningstar Associates allocates portions of the Growth Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Growth Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Growth Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth Portfolio.

Performance Information

The bar chart below presents the calendar year total returns for Class A shares of the Growth Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Growth Portfolio by showing changes in the Growth Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Class A at NAV

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 10.29%
Worst quarter: 3rd quarter 2011, -17.50%

Average Annual Total Returns
Periods ended December 31, 2012

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Growth Portfolio. The performance table is intended to provide some indication of the risks of investment in the Growth Portfolio by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns ESG Managers Growth Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	[1][2]	4.93%	3.30%	[3]	Jan. 04, 2010
Institutional Class	[1]	11.24%	5.59%	[3]	Jan. 04, 2010
Class C	[1][4]	10.15%	4.51%	[3]	Jan. 04, 2010
After Taxes on Distributions Class A	[1][2]	4.58%	3.02%	[3]
After Taxes on Distributions and Sales Class A	[1][2]	3.19%	2.68%	[3]
Blended Index	[5][6][7][8]	16.55%	7.87%	[3]	Jan. 04, 2010
Lipper Multi-Cap Core Funds Index	[8][9]	16.15%	9.06%	[3]	Jan. 04, 2010
S&P 500 Index	[6][8]	16.00%	10.31%	[3]	Jan. 04, 2010
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[3]	The Fund's inception date is January 4, 2010.
[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[5]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[6]	The S&P 500 Index is an index of large capitalization common stocks.
[7]	The Blended Index is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.
[8]	Unlike the Growth Portfolio, the Blended Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[9]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.